Schedule I - Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Loss before taxation	$ (172,591)	$ (240,810)	$ (94,796)
Adjustments for:
Interest income	(821)	(431)	(467)
Amortization of intangible assets	20	20	20
Fair value change of financial assets at FVTPL		(323)	(2)
Fair value change of financial liabilities at FVTPL	(1,597)
IFRS 2 listing expense	45,524
Share-based payment expenses	12,685	3,582	8,122
Operating cash flows before movements in working capital	(39,632)	(49,368)	(45,955)
(Increase)/decrease in deposits, prepayments and deferred expenses	(932)	3,651	(453)
Increase/(decrease) in other payables and accruals	(2,635)	2,837	3,096
NET CASH USED IN OPERATIONS	(43,199)	(42,880)	(43,312)
Tax paid	(10)	(1)
NET CASH USED IN OPERATING ACTIVITIES	(43,209)	(42,824)	(43,312)
INVESTING ACTIVITIES
Interest received	821	431	467
Purchase of intangible assets			(7,500)
Proceeds from disposal of financial asset at FVTPL	13,307	5,000
NET CASH (USED IN) FROM INVESTING ACTIVITIES	21,365	29,053	(38,950)
FINANCING ACTIVITIES
Proceeds from issue of shares upon exercise of share options	85	392	141
Accrued issuance costs paid			(1,173)
NET CASH (USED IN) FROM FINANCING ACTIVITIES	21,225	(294)	(1,643)
NET (DECREASE) IN CASH AND CASH EQUIVALENTS	(619)	(14,065)	(83,905)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	32,675	46,740	130,645
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	32,056	32,675	46,740
Separate [Member]
OPERATING ACTIVITIES
Loss before taxation	(172,591)	(240,811)	(94,796)
Adjustments for:
Share of loss in subsidiaries	31,610	43,094	45,757
Interest income	(49)	(112)	(42)
Amortization of intangible assets	20	20	20
Fair value change of financial assets at FVTPL	(821)	(323)	(2)
Fair value change of financial liabilities at FVTPL	(1,597)
Fair value change of convertible preferred shares	76,430	189,646	37,424
IFRS 2 listing expense	45,524
Share-based payment expenses	12,685	818	4,056
Portion of PIPE issuance costs allocated to PIPE warrants	38
Non-cash adjustments to other expenses	2,484	(2,563)
Operating cash flows before movements in working capital	(6,267)	(10,231)	(7,583)
(Increase)/decrease in deposits, prepayments and deferred expenses	630	2,812	162
Increase/(decrease) in other payables and accruals	(2,620)	859	1,119
NET CASH USED IN OPERATIONS	(9,517)	(6,560)	(6,302)
Tax paid	(10)
NET CASH USED IN OPERATING ACTIVITIES	(9,527)	(6,560)	(6,302)
INVESTING ACTIVITIES
Interest received	49	112	42
Investment in subsidiaries	(8,042)	(25,926)	(27,150)
Advance to subsidiaries		(2,013)	(4,818)
Repayment from subsidiaries	457	2,135
Purchase of intangible assets			(1,500)
Proceeds from disposal of financial asset at FVTPL	13,307	5,000
NET CASH (USED IN) FROM INVESTING ACTIVITIES	5,771	(20,692)	(33,426)
FINANCING ACTIVITIES
Proceeds from issue of shares upon exercise of share options	85	392	141
Accrued issuance costs paid			(1,173)
NET CASH (USED IN) FROM FINANCING ACTIVITIES	85	392	(1,032)
NET (DECREASE) IN CASH AND CASH EQUIVALENTS	(3,671)	(26,860)	(40,760)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	6,001	32,861	73,621
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	$ 2,330	$ 6,001	$ 32,861